American Century Investments®
Quarterly Portfolio Holdings
One Choice® Portfolio: Very Conservative
April 30, 2023

One Choice Portfolio: Very Conservative - Schedule of Investments
APRIL 30, 2023 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 56.7%
Diversified Bond Fund Investor Class	8,060,603	76,253,303
High Income Fund Investor Class	586,443	4,861,613
Inflation-Adjusted Bond Fund Investor Class	4,663,789	50,881,943
Short Duration Fund Investor Class	6,570,448	64,456,099
Short Duration Inflation Protection Bond Fund Investor Class	5,895,446	59,956,685
		256,409,643
Domestic Equity Funds — 24.6%
Disciplined Growth Fund Investor Class(2)	257,117	5,039,499
Focused Large Cap Value Fund Investor Class	3,527,386	35,062,213
Growth Fund Investor Class	184,304	7,611,753
Heritage Fund Investor Class(2)	545,861	10,649,750
Mid Cap Value Fund Investor Class	957,225	14,970,995
Real Estate Fund Investor Class	199,694	4,646,869
Small Cap Growth Fund Investor Class(2)	138,368	2,384,085
Small Cap Value Fund Investor Class	243,771	2,193,943
Sustainable Equity Fund Investor Class	685,566	28,546,976
		111,106,083
International Fixed Income Funds — 18.7%
Emerging Markets Debt Fund Investor Class	1,101,929	9,730,035
Global Bond Fund Investor Class	4,887,014	42,077,191
International Bond Fund Investor Class(2)	3,036,889	32,676,922
		84,484,148
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $449,393,621)		451,999,874
OTHER ASSETS AND LIABILITIES†		(62)
TOTAL NET ASSETS — 100.0%		$451,999,812

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2023 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$111,059	$6,311	$42,071	$954	$76,253	8,061	$(6,057)	$2,286
High Income Fund	5,409	227	776	2	4,862	586	(122)	227
Inflation-Adjusted Bond Fund	49,948	6,900	1,724	(4,242)	50,882	4,664	(230)	2,487
Short Duration Fund	63,153	5,863	4,115	(445)	64,456	6,570	(305)	1,419
Short Duration Inflation Protection Bond Fund	63,900	4,619	4,735	(3,827)	59,957	5,895	(125)	2,991
Disciplined Growth Fund(3)	5,421	—	418	36	5,039	257	(17)	—
Focused Large Cap Value Fund	39,353	2,388	7,096	417	35,062	3,527	(396)	2,141
Growth Fund	8,061	129	725	147	7,612	184	(208)	130
Heritage Fund(3)	5,927	4,567	—	156	10,650	546	—	—
Mid Cap Value Fund	21,001	1,204	5,899	(1,335)	14,971	957	685	1,067
Real Estate Fund	2,917	2,669	63	(876)	4,647	200	82	430
Small Cap Growth Fund(3)	4,689	—	3,363	1,058	2,384	138	(1,039)	—
Small Cap Value Fund	4,870	72	2,688	(60)	2,194	244	(240)	72
Sustainable Equity Fund	21,446	8,545	2,195	751	28,547	686	(137)	167
Emerging Markets Debt Fund	6,977	2,630	—	123	9,730	1,102	—	284
Global Bond Fund	39,696	7,113	1,856	(2,876)	42,077	4,887	(302)	2,342
International Bond Fund(3)	34,122	1,582	2,974	(53)	32,677	3,037	(660)	—
Equity Growth Fund	10,690	638	8,704	(2,624)	—	—	1,664	638
	$498,639	$55,457	$89,402	$(12,694)	$452,000	41,541	$(7,407)	$16,681
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.